Note 24 - Taxation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 24 - Taxation (Details) [Line Items]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Beneficial Ownership Requirement, Percentage	50.00%
Operating Loss Carryforwards		$ 707
Deferred Tax Assets, Net of Valuation Allowance, Current		142
Liability for Uncertain Tax Positions, Noncurrent	0	0
Coal Washing [Member]
Note 24 - Taxation (Details) [Line Items]
Operating Loss Carryforwards	$ 13,494